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                                  Investor Class

                        Supplement Dated March 31, 2009
                     to the Prospectus dated March 1, 2009
-------------------------------------------------------------------------------

Investor Class Prospectus
-------------------------

The section titled "S&P 500(R) Index Fund - Fees and Expenses" is hereby replaced with the following:

   Fees and Expenses
   -----------------
   This table describes the fees and expenses that you may pay if you buy and hold shares of the S&P 500(R) Index Fund. (1)

     Annual Fund Operating Expenses
     (expenses that are deducted from Fund assets)

     Management Fees(2)                        0.045%
     Distribution (12b-1) Fees                 0.000%
     Other Expenses                            0.525%

     Total Annual Fund Operating Expenses      0.57%

     (1) The expense table and the Example below reflect the expenses of both the Fund and the State Street Equity 500 Index Portfolio.

     (2) The fee represents the total fees paid by the State Street Equity 500 Index Portfolio to the State Street Bank and Trust Company for its service as administrator, custodian and transfer agent and SSgA's service as investment advisor.


The section titled "Intermediate Bond Fund - Fees and Expenses" is hereby replaced with the following:

   Fees and Expenses
   -----------------
   This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Bond Fund.

     Annual Fund Operating Expenses
     (expenses that are deducted from Fund assets)

     Management Fees(1)                              0.20%
     Distribution (12b-1) Fees                       0.00%
     Other Expenses(2)                               0.67%
     Acquired Fund Fees and Expenses(3)              0.01%

     Total Annual Fund Operating Expenses(4),(5)     0.88%

     (1) Management Fees are restated to reflect current fees.
     (2) Other Expenses are based on estimates for the current fiscal year.
     (3) Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.
     (4) The Total Annual Fund Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
     (5) The Manager has voluntarily agreed to reimburse the Investor Class of the Fund for Other Expenses through February 28, 2010 to the extent that Total Annual Fund Operating Expenses exceed 0.68%. The voluntary expense reimbursement can be changed at any time by the Manager without notice to the shareholders. In addition, the Manager may decide voluntarily to reduce additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reduction or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of the Investor Class of the Fund to exceed 0.68%. The expense limitation excludes interest, taxes, brokerage commissions, and extraordinary expenses.



The sections titled "Treasury Inflation Protected Securities Fund - Fees and Expenses" and "Treasury Inflation Protected Securities Fund-Example" are hereby replaced with the following:

   Fees and Expenses
   -----------------
   This table describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Inflation Protected Securities Fund.

     Annual Fund Operating Expenses
     (expenses that are deducted from Fund assets)

     Management Fees(1)                          0.10%
     Distribution (12b-1) Fees                   0.00%
     Other Expenses(2)                           0.59%

     Total Annual Fund Operating Expenses        0.69%


     (1) Management Fees are restated to reflect current fees.
     (2) Other Expenses are based on estimates for the current fiscal year.


   Example
   -------
   This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 Year           $70
          3 Years         $221


The American Beacon Funds' Board of Trustees recently approved closing the Small Cap Value Opportunity Fund to new shareholders.

   The following is inserted as the final paragraph in the section titled "About Your Investment-Purchase and Redemption of Shares-Eligibility:"

     The Small Cap Value Opportunity Fund closed to new investors on March 6, 2009. The Fund will continue to accept additional investments (including reinvestments of dividends and capital gain distributions) from:
     (1) shareholders of the Fund who had open accounts as of March 6, 2009;
     (2) participants in most qualified retirement plans if the Fund was designated as an investment option as of March 6, 2009; and (3) existing accounts managed on a discretionary basis by registered investment advisors that included the Fund in their discretionary account program as of March 6, 2009. Investors through financial intermediaries who did not have a funded position through the intermediary by March 6, 2009 will not be allowed to establish a new position after that date.



The American Beacon Funds' Board of Trustees recently approved a fee increase for the Investor Class Service Plan effective April 1 resulting in the following changes.


The sections titled "Treasury Inflation Protected Securities Fund - Fees and Expenses" and "Treasury Inflation Protected Securities Fund-Example" are hereby replaced with the following:

   Fees and Expenses
   -----------------
   This table describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Inflation Protected Securities Fund.

     Annual Fund Operating Expenses
     (expenses that are deducted from Fund assets)

     Management Fees(1)                          0.10%
     Distribution (12b-1) Fees                   0.00%
     Other Expenses(2)                           0.59%

     Total Annual Fund Operating Expenses        0.69%


     (1) Management Fees are restated to reflect current fees.
     (2) Other Expenses are based on estimates for the current fiscal year.


   Example
   -------
   This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 Year           $70
          3 Years         $221



The sections titled "Large Cap Value Fund - Fees and Expenses" and "Large Cap Value Fund - Example" are hereby replaced with the following:

   Fees and Expenses
   -----------------
   This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Value Fund.

     Annual Fund Operating Expenses
     (expenses that are deducted from Fund assets)

     Management Fees(1)                          0.24%
     Distribution (12b-1) Fees                   0.00%
     Other Expenses(2)                          0.72%
     Acquired Fund Fees and Expenses(3)          0.01%

     Total Annual Fund Operating Expenses(4)     0.97%

     (1) Management Fees are restated to reflect current fees.
     (2) Other Expenses are restated to reflect current fees.
     (3) Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.
     (4) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.


   Example
   -------
   This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 Year             $99
          3 Years           $309
          5 Years           $536
          10 Years        $1,190


The sections titled "Balanced Fund - Fees and Expenses" and "Balanced Fund - Example" are hereby replaced with the following:

   Fees and Expenses
   -----------------
   This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.

     Annual Fund Operating Expenses
     (expenses that are deducted from Fund assets)

     Management Fees(1)                          0.23%
     Distribution (12b-1) Fees                   0.00%
     Other Expenses(2)                          0.67%
     Acquired Fund Fees and Expenses(3)          0.01%

     Total Annual Fund Operating Expenses(4)     0.91%

     (1) Management Fees are restated to reflect current fees.
     (2) Other Expenses are restated to reflect current fees.
     (3) Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.
     (4) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

   Example
   -------
   This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 Year           $93
          3 Years         $290
          5 Years         $504
          10 Years      $1,120


The sections titled "Enhanced Income Fund - Fees and Expenses" and "Enhanced Income Fund - Example" are hereby replaced with the following:

   Fees and Expenses
   -----------------
   This table describes the fees and expenses that you may pay if you buy and hold shares of the Enhanced Income Fund.

     Annual Fund Operating Expenses
     (expenses that are deducted from Fund assets)

     Management Fees(1)                          0.30%
     Distribution (12b-1) Fees                   0.00%
     Other Expenses(2)                           0.74%

     Total Annual Fund Operating Expenses        1.04%

     (1) Management Fees are restated to reflect current fees.
     (2) Other Expenses are restated to reflect current fees.
         Fund as a result of investment in certain pooled investment vehicles,


   Example
   -------
   This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 Year            $106
          3 Years           $331
          5 Years           $574
          10 Years        $1,271


The sections titled "Small Cap Value Fund - Fees and Expenses" and "Small Cap Value Fund - Example" are hereby replaced with the following:

   Fees and Expenses
   -----------------
   This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.

     Annual Fund Operating Expenses
     (expenses that are deducted from Fund assets)

     Management Fees(1)                       0.47%
     Distribution (12b-1) Fees                0.00%
     Other Expenses(2)                        0.71%
     Acquired Fund Fees and Expenses(3)       0.01%

     Total Annual Fund Operating Expenses(4)  1.19%

     (1) Management Fees are restated to reflect current fees.
     (2) Other Expenses are restated to reflect current fees.
     (3) Acquired Fund Fees and Expenses are fees incurred indirectly by the Fund as a result of investment in certain pooled investment vehicles, such as mutual funds.
     (4) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

   Example
   -------
   This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 Year           $121
          3 Years          $378
          5 Years          $654
          10 Years       $1,443



The sections titled "International Equity Fund - Fees and Expenses" and "International Equity Fund - Example" are hereby replaced with the following:

   Fees and Expenses
   -----------------
   This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.

     Annual Fund Operating Expenses
     (expenses that are deducted from Fund assets)

     Management Fees(1)                          0.30%
     Distribution (12b-1) Fees                   0.00%
     Other Expenses(2)                           0.75%

     Total Annual Fund Operating Expenses        1.05%

     (1) Management Fees are restated to reflect current fees.
     (2) Other Expenses are restated to reflect current fees.

   Example
   -------
   This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 Year          $107
          3 Years         $334
          5 Years         $579
          10 Years      $1,283


             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE